Organization and Business Description	6 Months Ended
Mar. 31, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Golden Sun Technology Group Limited (“Golden Sun”, formerly named as Golden Sun Health Technology Group Limited), is an exempted company that was incorporated under the laws of Cayman Islands on September 20, 2018, that serves as a holding company with no material operations of its own. Golden Sun, through its subsidiaries in the People’s Republic of China (the “PRC”) (the PRC subsidiaries and Golden Sun, collectively, the “Company”), is primarily engaged in the provision of education services and e-commerce services in the PRC. Beginning in late 2023, in addition to providing foreign language tutorial and training services, the Company initiated a strategic expansion to e-commerce.

As of March 31, 2026, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”)	June 23, 2017	Hong Kong	100%	Investment Holding
Golden Sun (SH) Cultural and Tourism Research Institute Limited (“Golden Sun (SH)”)	April 3, 2023	Hong Kong	100%	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”)	October 24, 2018	PRC	100%	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”)	May 5, 2008	PRC	100%	Tutorial service
Wenzhou Lilong Network Technology Co., Ltd. (“Wenzhou Lilong”)	December 17, 2019	PRC	100%	Education logistics and accommodation service
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”)	March 7, 2023	PRC	100%	Health business
Zhejiang Golden Sun Yunchuang Technology Co., Ltd. (“Golden Sun Yunchuang”) (a)	November 17, 2023	PRC	100%	E-commerce services
Shanghai Fuyang Culture Technology Co., Ltd. (“Shanghai Fuyang”) (b)	September 5, 2024	PRC	100%	Cultural and Tourism
Zhejiang Oulong Culture and Tourism Industry Development Co., Ltd. (“Zhejiang Oulong”)	April 27, 2023	PRC	100%	Cultural and Tourism
Shanghai Wensaier Education Technology Co., Ltd. (“Shanghai Wensaier”)	June 18, 2025	PRC	100%	Educational training service

(a)	Golden Sun Yunchuang, formerly known as Zhejiang Golden Sun Selection Technology Co., Ltd., changed its name on April 23, 2026.

(b)

On October 10, 2025, the other shareholder of Shanghai Fuyang transferred all of his equity interests to the Company for a price of nil. Shanghai Fuyang, formerly known as Shanghai Fuyang Cultural and Tourism Development Co., Ltd., changed its name on November 3, 2025.

Basis of Preparation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended March 31, 2026 and 2025 are not necessarily indicative of the results that may be expected for the full year. The information included in this interim report should be read in conjunction with the financial statements and notes thereto included in Golden Sun’s annual financial statements for the fiscal year ended September 30, 2025 filed with the SEC on February 13, 2026.

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

Non-controlling interests

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned or controlled by the Company. The non-controlling interest is presented in the unaudited condensed consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating results are presented on the face of the unaudited condensed consolidated statements of operations and comprehensive loss as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company. As of September 30, 2025, non-controlling interests represented non-controlling shareholders’ proportionate share of the equity interests in Shanghai Fuyang. As of March 31, 2026, there was no non-controlling shareholders’ proportionate share of the equity interests, since Shanghai Fuyang was already 100% owned by the Company.

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Company’s chief operating decision makers (“CODM”) have been identified as the Company’s executive officers, who review consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company currently operates in two reportable operating segments: (i) education, and (ii) e-commerce and others. As the Company’s long-lived assets are substantially located in China, no geographical segments are presented.